Correction of Errors - Summary of Consolidated Statement of Financial Position (Detail) - EUR (€) € in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2016	Dec. 31, 2015
Disclosure of key management compensation as corrected [line items]
Total liabilities and shareholders' equity		€ 2,262,554	[1]	€ 1,702,071	[1],[2]	€ 1,482,665	[1],[2]		€ 1,252,064
Other non-current liabilities		34,054		23,671	[2]	20,570	[2]		22,231
Deferred tax liability		16,875		19,778	[2]	8,025	[2]	€ 8,119	8,119
Trade payables and other liabilities		280,877		229,912	[2]	171,433	[2]		162,662
Total liabilities		1,629,134		1,112,410	[2]	941,179	[2]		753,030
Foreign currency translation reserve		3,541		4,180	[2]	11,004	[2]		20,781
Accumulated profit/(deficit)		69,449		39,061	[2]	(6)	[2]		(38,342)
Total Shareholders' equity	[2]	€ 633,420	[1]	589,661		541,486			499,034
Previously stated [member]
Disclosure of key management compensation as corrected [line items]
Total liabilities and shareholders' equity				1,702,071		1,482,665			1,252,064
Other non-current liabilities				15,080		11,718			12,049
Deferred tax liability				21,336		9,628			9,951
Trade payables and other liabilities				229,878		171,399			162,629
Total liabilities				1,105,343		933,896			744,647
Foreign currency translation reserve				2,948		9,988			20,865
Accumulated profit/(deficit)				47,360		8,293			(30,043)
Total Shareholders' equity				596,728		548,769			507,417
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of key management compensation as corrected [line items]
Other non-current liabilities				8,591		8,852			10,182
Deferred tax liability				(1,558)		(1,603)			(1,832)
Trade payables and other liabilities				34		34			33
Total liabilities				7,067		7,283			8,383
Foreign currency translation reserve				1,232		1,016			(84)
Accumulated profit/(deficit)				(8,299)		(8,299)			(8,299)
Total Shareholders' equity				€ (7,067)		€ (7,283)			€ (8,383)

[1]	The accompanying notes form an integral part of these consolidated financial statements.
[2]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.